UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/08

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Semi-Annual Report

October 31, 2008

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

Dear Fellow Shareholders,

This is our first Shareholder Letter since opening the KCM Macro Trends Fund on August 4th of this year. In hindsight, it would have been difficult to pick a more challenging period in market history in which to start a new equity fund. Despite the challenges presented, the fund has met one of its primary goals: to reduce client losses during declining market periods. We accomplished this through the use of active risk management.

The fund is now on several mutual fund platforms including Charles Schwab, TD Ameritrade and Southwest Securities. We have chosen to limit the fund’s availability exclusively to clients of Kerns Capital Management.

The KCM Macro Trends Fund differs from virtually all other mutual funds in that it has a flexible investment policy. The fund’s objective is to maximize reward while minimizing risk. As with any investment, it is not possible to avoid risk completely so we seek to minimize and manage risk. We can be nimble and responsive to major market cycle changes by moving out of “Harm’s Way” during recessions and by capitalizing on best performing sectors during stronger markets.

We employ a risk-averse investment strategy predicated on the belief that strong long-term investment results are best achieved through the avoidance of major losses and the compounding of reasonable gains. If we can miss the majority of major market cycle downturns and capture the majority of major cycle upturns, we will not only protect shareholder assets, but the long-term growth of those assets should be substantially greater than market growth.

We look at companies of all sizes and types located throughout the world but traded on US stock exchanges. We want the flexibility to invest in great ideas regardless of size and do not see any reason to restrict our investing to “Style Boxes”.

Our focus in the current market environment is on companies with high free-cash-flow yields, 10% being very attractive. Companies with high free-cash-flow can finance their own growth, an attractive attribute in an environment where borrowing is difficult even for the best companies. High freecashflow also allows companies to maintain and increase their dividends, buy back their own stock or acquire other companies. We also believe that high free-cash-flow companies make attractive acquisition targets.

We also look for growing earnings and sales. Increasing sales can make up for a multitude of problems in recessionary times and are a necessity for long-term growth in stock price. We are looking for growth, and aim for stocks we feel will double their share price in three to five years. The majority of the upside comes from earnings growth.

In order to manage risk and volatility during market declines, we are willing to hold high percentages of cash if we feel the market offers more risk of loss than opportunity for gain. Additional risk-management includes hedging market risks through the purchase of securities such as futures or ETFs that move in the opposite direction of the market. Through market downturns, these tools allow us to hold stocks of companies we feel have good long-term growth potential. Statistics show that when markets go down, three out of four stocks go down – even the good ones. Therefore, having the ability to Hedge out market risk greatly reduces potential market losses. This approach is validated by the fact that we missed 79.5% of the market downturn as measured by the S&P 500 Index from the date the fund was opened through the market bottom on 11/20/08.

The fund also has the ability to be slightly net-short if we feel that severe market declines are eminent. Being net-short when the market is declining means that the fund should increase in value. It is not anticipated that we will be in this position very often if at all.

Our objective is to hold approximately 100 stocks with initial positions around 1% of the portfolio. Diversifying risk among this number of holdings reduces the stock-specific risk of holding too much of a single company. When positions grow beyond 2% of the portfolio, consideration will be given to reducing the position.

Our use of fundamental stock analysis combined with technical analysis of the market is then overlaid with our Macro approach to investing. We pay close attention to the strength of the US economy compared to other economies around the world as well as the growth or decline in the value of different world currencies. Geopolitical risk is also considered in picking or holding stocks.

If we feel we hold strong companies, we are prepared to hold them and hedge the risk of market declines. However, to obtain better value when acquiring new positions, we prefer to wait until they are near the bottom of any market decline they may be experiencing.

We feel that the ability to utilize all available investment tools and styles enhances our ability to preserve and grow client portfolios. A substantial portion of our personal net worth is invested in the fund to align our interests with our client’s interests.

We sincerely appreciate the trust and confidence of our investors and believe that our approach to investing will add value to every client’s long-term financial well being.

M. Lane Kerns

Martin L. Kerns, II

Kerns Capital Management, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of the KCM Macro Trends Fund. The Fund may invest in small, less well-known companies, which may be subject to more erratic market movements than large-cap stocks; foreign securities, which are subject to currency fluctuations and political uncertainty; and derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-2755599. The prospectus should be read carefully before investing. The KCM Macro Trends Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Performance data is historical. Past performance does not guarantee future results. Mutual Funds involve risk including the possible loss of principal. Current performance may be lower or higher than the performance data quoted. The S&P 500 Index is an unmanaged composite of 500 common stocks. This index is widely used by professional investors as a performance benchmark. You cannot invest directly in an index.

0017-NLD-1/8/2009

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 3.13%
		APPAREL - 0.95%
	16,000	Wolverine World Wide, Inc.	$ 376,000

		CHEMICALS - 0.02%
	100	CF Industries Holdings, Inc.	6,419

		ELECTRONICS - 0.06%
	916	Amphenol Corp.	26,244

		PACKAGING & CONTAINERS - 0.46%
	6,000	Rock - Tenn Co.	182,460

		PHARMACEUTICALS - 0.10%
	5,000	Questcor Pharmaceuticals, Inc. *	38,700

		RETAIL - 0.54%
	3,800	Wal Mart Stores, Inc.	212,078

		SOFTWARE - 1.00%
	21,500	Oracle Corp. *	393,235

		TOTAL COMMON STOCKS (Cost $1,414,578)	1,235,136

		SHORT-TERM INVESTMENTS - 96.90%
	38,253,715	Fifth Third U.S. Treasury Money Market Fund, 1.44% **	38,253,715
		(Cost $ 38,253,715)

		TOTAL INVESTMENTS - 100.03% (Cost $39,668,293) (a)	39,488,851
		LIABILITIES LESS OTHER ASSETS - (0.03%)	(12,908)
		NET ASSETS - 100.0%	$ 39,475,943

(a)	Represents cost for financial reporting purposes. Aggregate cost for book purposes is $39,668,293 and differs from market value by
	net unrealized appreciation / depreciation of securities as follows:
		Unrealized appreciation	$ 5,137
		Unrealized depreciation	(184,579)
		Net unrealized depreciation	$ (179,442)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

	See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 39,668,293
At value	$ 39,488,851
Dividends and interest receivable	48,677
TOTAL ASSETS	39,537,528

LIABILITIES
Distribution (12b-1) fees payable	8,423
Investment advisory fees payable	33,693
Fees payable to other affiliates	6,591
Accrued expenses and other liabilities	12,878
TOTAL LIABILITIES	61,585
NET ASSETS	$ 39,475,943

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 43,598,319
Accumulated net investment loss	(18,149)
Accumulated net realized loss from security transactions	(4,079,636)
Accumulated net realized gain from options	154,851
Net unrealized depreciation of investments	(179,442)
NET ASSETS	$ 39,475,943

Shares of beneficial interest outstanding	4,343,326

Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.09

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2008 (a) (Unaudited)

INVESTMENT INCOME
Dividends	$ 20,061
Interest	124,618
TOTAL INVESTMENT INCOME	144,679

EXPENSES
Investment advisory fees	100,072
Distribution (12b-1) fees	25,018
Professional fees	8,346
Administrative services fees	7,606
Accounting services fees	5,800
Printing and postage expenses	3,565
Compliance officer fees	3,447
Transfer agent fees	3,328
Custodian fees	2,234
Insurance expense	1,189
Registration fees	1,154
Trustees' fees and expenses	594
Other expenses	475
TOTAL EXPENSES	162,828
NET INVESTMENT LOSS	(18,149)
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss from security transactions	(4,079,636)
Net realized gain from options	154,851
Net change in unrealized depreciation of investments	(179,442)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,104,227)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (4,122,376)

(a) The KCM Macro Trends Fund commenced operations August 4, 2008.

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2008 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (18,149)
Net realized loss from security transactions	(4,079,636)
Net realized gain from options	154,851
Net change in unrealized depreciation of investments	(179,442)
Net decrease in net assets resulting from operations	(4,122,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	46,909,387
Payments for shares redeemed	(3,311,068)
Net increase in net assets from shares of beneficial interest	43,598,319

TOTAL INCREASE IN NET ASSETS	39,475,943

NET ASSETS
Beginning of Period	-
End of Period *	$ 39,475,943
* Includes accumulated net investment income (loss) of:	$ (18,149)

SHARE ACTIVITY
Shares Sold	4,697,735
Shares Redeemed	(354,409)
Net increase in shares of beneficial interest outstanding	4,343,326

(a) The KCM Macro Trends Fund commenced operations August 4, 2008.

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the Period
	Ended
	October 31, 2008 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	-
Net realized and unrealized loss on investments	(0.91)
Total from investment operations	(0.91)
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-

Net asset value, end of period	$ 9.09

Total return (3,4)	(9.10)%

Net assets, end of period (000s)	$ 39,476

Ratio of gross expenses to average net assets (5)	1.59%

Ratio of net expenses and net of waivers to average net assets (5)	1.59%

Ratio of net investment (loss) to average net assets (5)	(0.18)%

Portfolio Turnover Rate	247%	(4)

(1) The KCM Macro Trends Fund commenced operations on August 4, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Assume reinvestment of all dividends and distributions if any.
(4) Not Annualized.
(5) Annualized.

See accompanying notes to financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2008 (Unaudited)

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund commenced operations on August 4, 2008.

The Fund currently offers Class R-1 shares only. Class R-2 shares of the Fund are currently not available. R-1 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, include the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective August 4, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement:

These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices	1,235,136	-
Level 2 - Other Significant Observable Prices	38,253,715	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	39,488,851	-

                          * Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Effective August 4, 2008, the Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). As of the period ended October 31, 2008, the Fund did not have a liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

(a)

For the period ended October 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $28,632,425 and $23,134,548, respectively.

(b) The Fund may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily.  When a purchase option expires, the Fund will realize a loss in the amount of the premium paid.  When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

The Fund may write covered call options.  This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Fund realizes a gain equal to the amount of the premium received.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Fund may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

The number of options contracts written and the premiums received by the KCM Macro Trends Fund during the period ended October 31, 2008 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	--	$--
Options written	667	217,038
Options exercised	--	--
Options expired	--	--
Options closed	(667)	(217,038)
Options outstanding, end of period	--	$--

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended October 31, 2008, the Fund incurred $100,072 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.70% per annum of the Fund’s average daily net assets for Class R-1 shares.  During the period ended October 31, 2008 the Advisor did not waive fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class R-1 shares are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% and of average daily net assets for the Class R-1 shares. If Fund Operating Expenses attributable to the Class R-1 shares exceed 1.70% and per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2008 there were no fee waivers subject to recapture by the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class R-1 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended October 31, 2008, pursuant to the Plan, the Class R-1 Shares paid $25,018.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000 or

8 basis points or 0.08% per annum on the first $100 million in net assets

6.4 basis points or 0.064% per annum on the next $150 million in net assets

4.8 basis points or 0.048% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

1.6 basis points or 0.016% on net assets of $25 million to $100 million

0.8 basis point or 0.008% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 per class and the per account charge is $11.20 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2008, the Fund incurred expenses of $3,447 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended October 31, 2008, GemCom collected amounts totaling $1,163 for EDGAR and printing services performed.

KCM Macro Trends Fund

SUPPLEMENTAL INFORMATION

October 31, 2008 (Unaudited)

Approval of Advisory Agreement – KCM Macro Trends Fund

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of the Advisory Agreement between the Trust and the Adviser, on behalf of the Fund.  In considering the Advisory Agreement, the Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the existing accounts of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed with a representative of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. However, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s

KCM Macro Trends Fund

SUPPLEMENTAL INFORMATION (Continued)

October 31, 2008 (Unaudited)

expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Agreement.

KCM Macro Trends
Portfolio Review
October 31, 2008 (Unaudited)
Top Holdings by Industry	% of Net Assets
Software	1.00%
Apparel	0.95%
Retail	0.54%
Packaging & Containers	0.46%
Pharmaceuticals	0.10%
Electronics	0.06%
Chemicals	0.02%
Other, Cash & Cash Equivalents	96.87%
Total Net Assets	100.00%

________

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2008 (Unaudited)

As a shareholder of the KCM Macro Trends Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 5, 2008 through October 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the KCM Macro Trends Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/5/08	Ending Account Value 10/31/08	Expense Paid During Period 8/5/08 - 10/31/08
Actual	$1,000.00	$909.00	$3.80*
Hypothetical ** (5% return before expenses)	$1,000.00	$1,016.89	$8.39***

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (88) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Fund was in operation for the full six months ended 10/31/08.

*** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2008 (184) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

Galleria Financial Center

5075 Westheimer Rd., Suite 1177

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/26/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/26/09